Lord Abbett
                                    Tax-Free
                             Income Trust

                                          o Florida Series o Pennsylvania Series
                                          o Michigan Series o Georgia Series

                      SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED APRIL 30, 1998

                                 [PHOTO OMITTED]

                                                    A fund to help you keep more
                                                      of your investment income.

                                    [LOGO](R)

Report to Shareholders
For the Six Months Ended April 30, 1998

[PHOTO OMITTED]

/s/ Robert S. Dow
----------------------
ROBERT S. DOW
CHAIRMAN

MAY 15, 1998

"We expect municipal markets will continue to offer good value relative to the Treasury market."

Lord Abbett Tax-Free Income Trust completed the first half of its fiscal year on April 30, 1998 with aggregate net assets of $303.6 million. Our management team's prudent investment decisions have helped the Trust to perform well relative to competitors for many of its portfolios since the start of the fiscal year. The net assets of each Series were as follows (see Page 1 for performance of each Series):

Florida Series:         $135.9 million           Michigan Series:  $53.1 million
Pennsylvania Series:     $98.2 million           Georgia Series:   $16.4 million

Following the large drop in Treasury rates during the last quarter of 1997, many issuers "pre-refunded" their bonds, leading to an increased overall supply of municipal issues going into 1998. Issuers "pre-refund" their bonds when rates decline by issuing newer, lower-yielding debt and using the proceeds to pay off the first bond at its first call date. (The call date is the date upon which an issuer may redeem a bond.) This led to nearly a 50% higher supply of municipal bonds entering 1998 than were available during the first quarter of 1997.

How the Trust Added Value

During the latter part of 1997, the Trust added value through its decision to maintain a high percentage of its holdings (30-35%) in more defensive securities (such as pre-refunded and shorter-term bonds), which performed well in the interest-rate environment that prevailed during the quarter. We began to reverse our defensive strategy this spring, as municipal bond rates in particular, and bond rates in general, backed up, creating opportunities to buy high-quality bonds at higher rates.

Overall, credit quality (which evaluates an issuer's ability to repay interest and debt) of U.S. municipal securities remained high, with municipalities enjoying a period of fiscal economic strength. Due to the relatively small difference in rates between lower- and higher-rated bonds, we stayed close to the Trust's yield target while maintaining our emphasis on high-quality bonds. We carried more housing bonds during the period, as these issues tend to perform very well in stable to rising interest-rate markets. The prevalence of bond insurance, however, tends to minimize any potential gains in making sector-based allocations. (As lower-rated issues become higher rated, spreads between ratings narrow and lower- rated issues become less available.) We have also added issues covered by American Capital Access ("ACA"), a new insurer whose top rating is A. We expect that the launch of ACA will cause credit ratings in the municipal markets to continue to tighten, and that these additions will add relative value to the portfolio over time.

Our High-Quality Strategy Continues to Pay Off

We expect to maintain our focus on high-quality bonds that offer superior call protection (assurance by the issuer that a bond will not be redeemed before a specific date). We are constantly searching for value in the bond market and will attempt to take advantage of any gaps in liquidity to improve overall total returns. In addition, our emphasis on high-quality issues should prove beneficial, even in an environment in which interest rates remain low. Decreased municipal bond issuance, which is typical during the autumn months, should also add value to the bonds we currently own.

Our outlook through 1998 is for the economy to grow at a rate averaging less than 2 1/2%, with inflation remaining moderate. We remain watchful of the economic developments in Asia and any possible effects on the U.S. market, but believe the unrest overseas will successfully offset domestic concerns regarding the strength of the economy. We expect municipal markets will continue to offer good value relative to the Treasury market.

Thank you for including Lord Abbett Tax-Free Income Trust in your investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

Fund Facts

On April 30, 1998, the portfolios in Lord Abbett Tax-Free Income Trust were invested in a wide variety of high-quality issues.

Lord Abbett's Focus on Quality

All tax-free portfolios managed by Lord Abbett emphasize:

o High quality

o Total return
potential

o Call protection

     [THE FOLLOWING WERE REPRESENTED BY PIE CHARTS IN THE PRINTED MATERIAL]

Florida Series

AAA       80.9%
AA         6.8%
A         10.9%
BBB        1.4%


Pennsylvania Series

AAA       70.4%
AA        10.7%
A          7.7%
BBB(1)    11.2%


Michigan Series

AAA       68.5%
AA        18.0%
A          5.9%
BBB(1)     7.6%


Georgia Series

AAA       53.5%
AA        28.7%
A         11.4%
BBB        6.4%


Lord Abbett's Tax-Free Record and SEC-Required Information

                                                              Florida         Pennsylvania        Michigan           Georgia
                                                              Series(2)          Series            Series             Series
-----------------------------------------------------------------------------------------------------------------------------
Date of Inception                                             9/25/91            2/3/92            12/1/92           12/27/94
Distribution Rate at Net Asset Value (as of 4/30/98)(3)         4.80%             5.12%              4.97%              4.99%

-----------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return
at Net Asset Value (as of 4/30/98):(4)
  1 Year                                                        8.96%             9.94%              9.18%             11.24%
  3 Years                                                       6.70%             7.64%              7.66%              8.70%
Life of Series                                                  6.61%             7.37%              7.19%              9.78%
30-Day SEC Yield (as of 4/30/98)                                4.14%             4.53%              4.29%              4.37%

-----------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return at the
Maximum Offering Price (as of 3/31/98):
  1 Year                                                        5.20%             5.90%              5.30%              7.50%
  5 Years                                                       4.55%             5.50%              5.39%               --
Life of Series                                                  5.96%             6.71%              6.40%              8.50%

The results quoted above represent past performance for Class A shares, which is no indication of future results. The investment return and principal value of a Series investment will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 4.75%.

(1) Includes holdings that are not rated by an independent ratings service but are, in Lord Abbett's opinion, of comparable quality.

(2) Data shown represents Class A share performance. For Florida Series Class C share performance, please see the Series' Financial Highlights table on page 10. For a full discussion of the differences in pricing alternatives, please call Lord Abbett Distributor LLC at 800-874-3733 and ask for the Trust's current prospectus.

(3) The Series' distribution rates differ from SEC yields because the SEC yields take into account the amortization of premiums at market, whereas the Series' distribution rates amortize premiums at cost.

(4) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the alternative minimum tax liability only for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and local taxes (if any) may be applicable to that portion of interest income derived from taxable sources.

Important Information

As of 4/30/98, no Series of the Trust had more than 10% of its net assets invested in residual interest bonds ("RIBs"), although each portfolio may invest up to 20% of its net assets in such securities. A RIB, sometimes referred to as an inverse floater, is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 6/30/98, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

Statement of Net Assets
FLORIDA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
Prerefunded 29.96%             Alachua Co FL Health Facs Auth Rev/Santa Fe Health Care
                                7.60% 11/15/2013                                                  AAA        $1,500M     $ 1,650,000

                               Broward Co FL Wtr & Sewer Util Rev FGIC+ 6 1/2% 10/1/2017          AAA         3,250M       3,505,938

                               Charlotte Co FL Util Rev FGIC+ 6 3/4% 10/1/2013                    AAA         1,100M       1,243,000

                               Dade Co FL Seaport Bd AMBAC+ 6 1/2% 10/1/2026                      AAA         6,350M       6,865,938

                               Dunedin FL Hosp Rev MBIA+ 6 3/4% 11/15/2021                        AAA         1,000M       1,098,750

                               Florida St Bd of Ed Cap Outlay Ser A 7 1/4% 6/1/2023               AAA         1,160M       1,252,800

                               Manatee Co FL Util Rev MBIA+ 6 3/4% 10/1/2013                      AAA         1,000M       1,096,250

                               Melbourne FL Wtr & Sewer Rev Ser B FGIC+ 6.40% 10/1/2022           AAA         1,700M       1,816,875

                               Miami FL Health Facs Rev Mercy Hosp Prjt AMBAC+ 6 3/4%
                                8/1/2020                                                          AAA           870M         949,388

                               Orlando & Orange Co FL Expwy Auth Rev FGIC+ 6 1/2% 7/1/2020        AAA           395M         422,650

                               Palm Beach Co FL Health Facs Auth Rev Hosp/Good Samaritan
                                MBIA+ 6.30% 10/1/2022                                             AAA         7,935M       8,827,687

                               Puerto Rico Commonwealth Hwy Auth Rev Ser Q 7 3/4% 7/1/2016        AAA           325M         355,469

                               Puerto Rico Elec Pwr Auth Rev Ser P 7% 7/1/2021                    AAA         3,850M       4,239,812

                               Stuart FL Util Rev FGIC+ 6.80% 10/1/2024                           AAA         1,500M       1,666,875

                               Tampa FL Health Rev/Allegheny Health Sys/St Joseph
                                MBIA+ 6.70% 12/1/2018                                             AAA         5,000M       5,712,500

                               Total                                                                                      40,703,932
------------------------------------------------------------------------------------------------------------------------============
General Obligation State
 6.13%                         Florida St Dept of Trans 5% 7/1/2027                                AA         2,000M       1,912,500

                               Florida St Jacksonville Trans 5% 7/1/2027                           AA         3,000M       2,868,750

                               Puerto Rico Commonwealth RIBS MBIA+ 7.584% 7/1/2008++              AAA         1,100M       1,229,250

                               Puerto Rico Commonwealth 4 1/2% 7/1/2023                             A         2,640M       2,323,200

                               Total                                                                                       8,333,700
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local
 0.95%                         Dade Co FL AMBAC+ 7.70% 10/1/2013                                  Aaa         1,000M       1,287,500
------------------------------------------------------------------------------------------------------------------------============
Education 1.00%                Florida St Bd Reg Univ Sys MBIA+ 5 5/8% 7/1/2019                   AAA         1,300M       1,353,625
------------------------------------------------------------------------------------------------------------------------============
Finance 4.00%                  Puerto Rico Muni Fin Agy Ser A 6 1/2% 7/1/2019                       A         4,915M       5,437,218
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 12.48%     Charlotte Co FL Health Care Facs Rev RIBS FSA+ 8.015%
                                8/26/2027++                                                       AAA         7,500M       8,353,125

                               Lee Co FL Hosp Bd Hosp Rev Ser A MBIA+ 5 3/4% 4/1/2022             AAA         3,300M       3,444,375

                               Miami FL Facs Auth Health Rev Facs AMBAC+ 5 1/4% 8/15/2015         AAA         4,400M       4,433,000

                               Plantation FL Health 5 1/8% 12/1/2022                                A           750M         720,937

                               Total                                                                                      16,951,437
------------------------------------------------------------------------------------------------------------------------============
Housing 1.86%                  Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev
                                GNMA+ AMT+++ 6.70% 4/1/2028                                       AAA         1,000M       1,076,250

                               Dade Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser E FNMA+
                                7% 3/1/2024                                                       Aaa            40M          42,300

                               Orange Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                                GNMA+ AMT+++ 5.90% 9/1/2019                                       AAA           450M         471,375

Statement of Net Assets
FLORIDA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
                               Palm Beach Co FL Hsg Fin Auth Sing Fam Mtge Rev Ser A
                                GNMA+ AMT+++ 6.55% 4/1/2027                                       Aaa        $  870M      $  935,250

                               Total                                                                                       2,525,175
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds
 4.10%                         Hillsborough Co FL Ind Dev Auth Rev Tampa Elec Prjt 8%
                                5/1/2022                                                           Aa         2,000M       2,320,000

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 6.718% 1/25/2007++             AAA         3,000M       3,255,000

                               Total                                                                                       5,575,000
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 9.35%            Brevard Co FL Sales Tax Rev MBIA+ 7% 12/1/2018                     AAA         1,000M       1,108,750

                               Broward Co FL Professional Sports Facs Tax Rev MBIA+ 5 3/4%
                                9/1/2021                                                          AAA         2,000M       2,092,500

                               Hernando Co FL Cap Impt Rev 5% 2/1/2024                            AAA         2,100M       2,016,000

                               Jacksonville FL Sales Tax Rev River City Renaissance Prjt
                                FGIC+ 5 3/8% 10/1/2018                                            AAA         2,685M       2,711,850

                               Lynn Haven FL Sales Tax Rev MBIA+ 5 1/8% 12/1/2027                 Aaa         1,630M       1,587,213

                               Orange Co FL Sales Tax Rev FGIC+ 5.10% 1/1/2023                    AAA         2,000M       1,947,500

                               Orange Co Tourist Rev AMBAC+ 6% 10/1/2016                          AAA           710M         735,738

                               Tampa FL Sports Auth Rev Gtd Pkg/Tampa Bay Arena Prjt
                                MBIA+ 6% 10/1/2015                                                AAA           450M         496,688

                               Total                                                                                      12,696,239
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue
 5.43%                         Citrus Co FL Poll Ctrl Rev/FL Pwr Crystal Rivers MBIA+
                                6 5/8% 1/1/2027                                                   AAA         6,780M       7,381,725
------------------------------------------------------------------------------------------------------------------------============
Power 6.55%                    Escambia Co FL Utils Auth Sys Rev Ser D FGIC+ 5% 1/1/2011          AAA         1,000M       1,015,000

                               Jacksonville FL Elec Auth Rev RIBS 6.595% 10/1/2037++               AA         2,000M       2,087,500

                               Okeechobee FL Util Auth Rev Acquisition & Imp
                                MBIA+ 5.60% 10/1/2025                                             AAA           825M         847,687

                               Puerto Rico Elec Pwr Auth 5% 7/1/2028                              AAA         4,440M       4,210,541

                               Tampa FL Util Tax AMBAC+ Zero Coupon 10/1/2019                     AAA         2,310M         742,087

                               Total                                                                                       8,902,815
------------------------------------------------------------------------------------------------------------------------============
Transportation 12.02%          Dade Co FL Aviation Rev Ser A MBIA+ AMT+++ 5 3/4% 10/1/2018        AAA         1,825M       1,907,125

                               Florida Ports Fin Comm Rev St Trans Tr Fd MBIA+ AMT+++
                                5 3/8% 6/1/2027                                                   AAA         1,155M       1,142,006

                               Florida St Dept Trans Alligator Alley Rev FGIC+ 5 1/8%
                                7/1/2022                                                          AAA         2,165M       2,116,287

                               Hillsborough Co FL Aviation Auth Rev Ser B AMBAC+ 5 1/8%
                                10/1/2017                                                         AAA         1,675M       1,651,969

                               Palm Beach Co FL Arpt Sys Rev MBIA+ 7 3/4% 10/1/2010               AAA         1,290M       1,451,250

                               Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                                5 1/2% 7/1/2026                                                     A         1,000M       1,015,000

                               Santa Rosa Bay Brdg Auth FL Zero Coupon 7/1/2022                   BBB         3,000M         772,500

                               Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                        BBB         1,000M       1,093,750

                               Santa Rosa Bay Brdg Auth FL 6 1/4% 7/1/2028                          A         4,700M       5,187,625

                               Total                                                                                      16,337,512
------------------------------------------------------------------------------------------------------------------------============
Water and Sewer 5.64%          Atlantic Beach FL Util Sys Rev MBIA+ 5 1/2% 10/1/2016              AAA           125M         129,375

                               Bay Co FL Wtr Sys Rev MBIA+ 5 1/8% 9/1/2022                        AAA         2,000M       1,955,000

                               Broward Co FL Wtr & Sewer Util Rev FGIC+ 6% 10/1/2020              AAA         2,500M       2,615,625

                               Cocoa FL Wtr & Sewer Rev Ser 1997 FGIC+ 5 7/8% 10/1/2022           AAA         1,340M       1,425,425

                               Indian River Co FL Wtr & Sewer Rev FGIC+ 5 1/2% 9/1/2016           AAA           475M         491,625

                               Panama City FL Wtr & Sewer Rev MBIA+ 5 5/8% 10/1/2016              AAA         1,000M       1,050,000

                               Total                                                                                       7,667,050
                               -----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 99.47% (Cost $128,170,519)                                          135,152,928
====================================================================================================================================
Other Assets, Less
 Liabilities 0.53%
====================================================================================================================================
Receivable for:                Securities sold                                                                            11,366,062

                               Interest                                                                                    1,606,740

                               Capital stock sold                                                                             29,821

                               Total Other Assets                                                                         13,002,623
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets
FLORIDA SERIES April 30, 1998

                                                                                                                        Market Value
====================================================================================================================================
Payable for:                   Securities purchased                                                                     $ 10,109,342

                               Capital stock reacquired                                                                      381,436

                               Distributions                                                                                 397,095

                               Other                                                                                       1,397,255
------------------------------------------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                          717,495
====================================================================================================================================
Net Assets 100.00%                                                                                                      $135,870,423
====================================================================================================================================
                               Class A Shares-Net asset value ($128,909,740 / 26,449,541 shares outstanding)                   $4.87

                               Class C Shares-Net asset value ($6,960,683 / 1,427,698 shares outstanding)                      $4.88

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1998.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.

      See Notes to Financial Statements.


Statement of Net Assets
PENNSYLVANIA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
Prerefunded 32.29%             Bethlehem PA Area Sch Dist MBIA+ 6% 3/1/2016                       AAA        $1,000M     $ 1,091,250

                               New York PA Hosp Auth Rev AMBAC+ 7% 7/1/2021                       AAA         1,000M       1,085,000

                               Northeastern PA Hosp & Ed/Luzerne Co Comm Coll
                                AMBAC+ 6 5/8% 8/15/2015                                           AAA         2,000M       2,240,000

                               Pennsylvania Conv Ctr Auth Ser A FGIC+ 6.70% 9/1/2016              AAA           855M       1,008,900

                               Pennsylvania Intergovernmental Coop Auth FGIC+ 6 3/4%
                                6/15/2021                                                         AAA         2,000M       2,270,000

                               Pennsylvania St Tnpk Comm Tnpk Rev FGIC+ 7.15% 12/1/2011           AAA         1,000M       1,110,000

                               Philadelphia PA Gas Wks Rev 7.70% 6/15/2021                        AAA         1,000M       1,115,000

                               Philadelphia PA Gas Wks Rev ETM Ser B MBIA+ 7% 5/15/2020           AAA         2,220M       2,644,575

                               Puerto Rico Commonwealth 7 5/8% 7/1/2010                           AAA         1,415M       1,544,119

                               Puerto Rico Commonwealth MBIA+ 6.45% 7/1/2017                      AAA           700M         786,625

                               Puerto Rico Commonwealth 6.45% 7/1/2017                            AAA         1,900M       2,135,125

                               Puerto Rico Commonwealth 7.30% 7/1/2020                            AAA           700M         758,625

                               Puerto Rico Commonwealth 7.70% 7/1/2020                            AAA         2,450M       2,679,688

                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                           AAA         1,000M       1,126,250

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 8.687% 7/1/2018++              AAA         1,500M       1,852,500

                               Puerto Rico Elec Pwr Auth LINK FSA+ 5.929% 7/1/2023++              AAA         6,000M       6,457,500

                               Scranton-Lackawanna PA Health & Welfare Auth/Univ
                                Scranton Prjt AMBAC+ 6.80% 11/1/2014                              AAA           500M         555,625

                               Washington Co PA Auth Lease Rev AMBAC+ 7.45% 12/15/2018            AAA         1,150M       1,256,375

                               Total                                                                                      31,717,157
------------------------------------------------------------------------------------------------------------------------============
General Obligation State
 1.07%                         Puerto Rico Commonwealth 6% 7/1/2014                                 A         1,000M       1,058,750
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local
 13.18%                        Bethlehem PA Area Sch Dist FSA+ 5% 10/15/2018                      Aaa         1,000M         966,250

                               Bradford PA Area Sch Dist FGIC+ 4 7/8% 10/1/2019                   AAA         1,765M       1,665,719

                               Burrell PA Sch Dist FGIC+ 5.65% 11/15/2016                         AAA         1,500M       1,561,875

                               Cambria Co PA FGIC+ 5 1/2% 8/15/2016                               AAA           500M         512,500

                               Interboro Sch Dist Del Co MBIA+ 5 3/8% 8/15/2025                   AAA         1,000M         993,750

                               Lycoming Co PA MBIA+ 5.80% 11/15/2022                              AAA         3,050M       3,191,062

                               Penn Trafford PA Sch Dist 4.80% 5/1/2015                           AAA         1,000M         952,500

                               Punxsutawney PA Area Sch Dist FGIC+ 4 3/4% 4/15/2020               AAA         1,270M       1,169,988

Statement of Net Assets
PENNSYLVANIA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
                               West Mifflin PA Area Sch Dist FGIC+ 4 7/8% 2/15/2023               AAA        $1,000M      $  933,750

                               Wilkes Barre PA Area Sch Dist FGIC+ 5 1/4% 4/1/2016                AAA         1,000M       1,000,000

                               Total                                                                                      12,947,394
------------------------------------------------------------------------------------------------------------------------============
Education 9.00%                Delaware Co PA Auth Villanova Univ AMBAC+ 5.80%
                                8/1/2025                                                          AAA         1,600M       1,674,000

                               Delaware Co PA Auth Villanova Univ Ser A MBIA+ 5%
                                12/1/2028                                                         Aaa         1,000M         943,750

                               New Wilmington PA Muni Auth College Rev 5.35% 3/1/2028             Baa         1,000M         962,500

                               Pennsylvania St Higher Ed 6 5/8% 8/15/2009                          Aa           825M         904,406

                               Pennsylvania St Higher Ed RIBS AMBAC+ AMT+++ 8.31%
                                3/1/2022++                                                        AAA         3,000M       3,405,000

                               Pennsylvania St Higher Ed 5 3/8% 4/1/2023                          BBB         1,000M         948,750

                               Total                                                                                       8,838,406
------------------------------------------------------------------------------------------------------------------------============
Finance 1.41%                  Delaware Valley PA Reg Fin Auth Loc Govt Rev Ser C
                                AMBAC+ 7 3/4% 7/1/2027                                            AAA         1,000M       1,386,250
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 14.86%     Allegheny Co PA Hosp Dev Auth Rev 4 7/8% 11/15/2026                AAA         1,250M       1,160,938

                               Chester Co PA Health & Ed Fac Auth Sys Rev/Mainline Health
                                RIBS AMBAC+ 7.12% 5/15/2020++                                     AAA         2,600M       2,691,000

                               Delaware Co PA Auth Hosp Rev 5.30% 12/1/2027                         A         1,000M         961,250

                               Franklin Co PA Indl Dev Auth Hosp Rev AMBAC+ 5% 7/1/2022           Aaa           675M         642,938

                               Lehigh Co PA Gen Purp Auth R 5% 7/1/2028                           Aaa           470M         437,772

                               Lehigh Co PA Gen Purp Auth R 5% 7/1/2028                           Aaa         2,500M       2,365,625

                               Montgomery Co PA Higher Ed/Holy Redeemer Health
                                AMBAC+ 5 1/4% 10/1/2017                                           AAA         1,000M         996,250

                               Philadelphia PA Hosp & Higher Ed 6 1/2% 7/1/2027                  BBB*           680M         693,600

                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl
                                Fac Gr A MBIA+ 6 1/4% 7/1/2024                                    AAA           850M         926,500

                               Sayre PA Health Care Fac/Tioga Nursing AMBAC+ 7 1/4%
                                10/1/2018                                                         AAA         1,500M       1,586,250

                               Scranton-Lackawanna PA Health & Welfare Auth Rev 6.20%
                                7/1/2017                                                          BBB         1,055M       1,114,343

                               West Shore PA Area Hosp Auth MBIA+ 5.70% 1/1/2022                  AAA         1,000M       1,026,250

                               Total                                                                                      14,602,716
------------------------------------------------------------------------------------------------------------------------============
Housing 7.62%                  Pennsylvania Hsg Fin Agy AMT+++ 5.80% 10/1/2029                     AA         2,250M       2,297,813

                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 41B AMT+++ 6.65%
                                4/1/2025                                                           AA         1,000M       1,071,250

                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 42 AMT+++ 6.85%
                                4/1/2025                                                           AA         2,000M       2,172,500

                               Pennsylvania Hsg Fin Agy Sing Fam Mtge Ser 43 AMT+++ 7.40%
                                10/1/2014                                                          AA         1,000M       1,101,250

                               Puerto Rico Pub Bldg Auth Ser J 6 1/2% 7/1/2003                      A           770M         843,150

                               Total                                                                                       7,485,963
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds
 9.78%                         Allegheny Co PA Ind Dev Auth/USX Corp. 6.10% 7/15/2020             Baa         1,000M       1,051,250

                               Beaver Co PA Ind Dev Auth/Ohio Edison FGIC+ 7 3/4%
                                9/1/2024                                                          AAA         1,950M       2,069,437

                               Bradford Co PA Ind Dev Auth/Int'l Paper AMT+++ 6.60%
                                3/1/2019                                                            A         1,250M       1,384,375

                               Bucks Co PA Indl Dev Auth Environmental 5.60% 3/1/2033             BBB         1,000M         998,750

                               Pennsylvania Economic Dev Fin Auth Exempt Fac Rev/Macmillan
                                AMT+++ 7.60% 12/1/2020                                            Baa         1,000M       1,088,750

                               Puerto Rico Ind Med & Environmental Ctrl/Motorola 6 3/4%
                                1/1/2014                                                           AA         1,500M       1,648,125

                               Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2%
                                12/1/2023                                                          AA         1,300M       1,366,235

                               Total                                                                                       9,606,922
------------------------------------------------------------------------------------------------------------------------============
Power 7.61%                    Pennsylvania Economic Dev Res Recov Northhampton 6.60%
                                1/1/2019                                                         Baa*         1,500M       1,593,750

                               Puerto Rico Elec Pwr Auth Ser EE 4 3/4% 7/1/2024                   BBB         2,500M       2,265,625

                               Puerto Rico Elec Pwr Auth Ser N 7 1/8% 7/1/2014                    BBB           365M         382,794

                               Puerto Rico Elec Pwr Auth Ser X 6% 7/1/2015                        AAA         1,000M       1,073,750

                               Puerto Rico Elec Pwr Auth Ser X 6 1/8% 7/1/2021                      A           500M         538,125

                               York Co PA Ind Dev Auth Poll Ctrl Rev MBIA+ 6.45% 10/1/2019        AAA         1,475M       1,618,812

                               Total                                                                                       7,472,856
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets
PENNSYLVANIA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount   Market Value
===================================================================================================================================
Transportation 4.03%           Puerto Rico Commonwealth Hwy Ser V 6 5/8% 7/1/2012                   A        $2,615M    $ 2,869,962

                               Puerto Rico Port Auth Rev Ser D FGIC+ AMT+++ 7%
                                7/1/2014                                                          AAA         1,000M      1,086,250

                               Total                                                                                      3,956,212
                               -----------------------------------------------------------------------------------------===========
                               Total Municipal Bonds 100.85% (Cost $94,952,685)                                          99,072,626
===================================================================================================================================
Other Assets, Less Liabilities (0.85)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                   (838,119)
===================================================================================================================================
Net Assets 100.00%                                                                                                      $98,234,507
===================================================================================================================================
                               Net asset value ($98,234,507 / 19,035,533 shares outstanding)                                  $5.16

* This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1998.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.

      See Notes to Financial Statements.

Statement of Net Assets
MICHIGAN SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
Prerefunded 24.40%             Detroit MI Ser A 8.70% 4/1/2010                                    AAA        $1,405M     $ 1,549,013

                               Detroit MI Sewer Disp Rev FGIC+ 6 5/8% 7/1/2021                    AAA         1,300M       1,413,750

                               Grand Rapids MI Water Supply FGIC+ 7% 1/1/2012                     AAA           500M         532,500

                               Lake Orion MI Comm Sch Dist AMBAC+ 7% 5/1/2020                     AAA         1,050M       1,216,688

                               Michigan St Hosp Fin Auth Rev 7 1/2% 2/15/2018                     AAA         2,650M       2,921,625

                               Puerto Rico Commonwealth 6.45% 7/1/2017                            AAA         1,500M       1,685,625

                               Puerto Rico Commonwealth 6 1/2% 7/1/2023                           AAA           750M         844,688

                               Puerto Rico Elec Pwr Auth Ser T RIBS FSA+ 8.687%
                                7/1/2018++                                                        AAA           500M         617,500

                               Riverview MI Comm Sch Dist FGIC+ 6.55% 5/1/2014                    AAA           500M         546,250

                               Romulus MI Co Schs Ser II FGIC+ 6.40% 5/1/2017                     AAA           500M         545,625

                               Royal Oak MI Hosp Fin Auth Hosp Rev William Beaumont
                                Ser D 6 3/4% 1/1/2020                                             AAA           500M         539,375

                               Tri Co MI Area Sch Dist MBIA+ 6 7/8% 5/1/2016                      AAA           500M         543,125

                               Total                                                                                      12,955,764
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local
 13.41%                        Alpena MI Pub Sch MBIA+ 5 5/8% 5/1/2022                            AAA           500M         512,500

                               Belding MI Area Sch AMBAC+ 5% 5/1/2026                             AAA           500M         469,239

                               Chippewa Valley MI Schs AMBAC+ 4 3/4% 5/1/2023                     AAA           500M         463,750

                               Hastings MI Sch FGIC+ 5 5/8% 5/1/2018                              AAA         1,000M       1,027,500

                               Huron Valley MI Sch FGIC+ 5 3/4% 5/1/2022                          AAA           250M         259,375

                               Lakeview MI Comm Sch FGIC+ 5.60% 5/1/2022                          AAA           500M         511,875

                               Lincoln Pk MI Sch FGIC+ 5.90% 5/1/2026                             AAA           500M         526,250

                               Lincoln Pk MI Sch FGIC+ 5% 5/1/2017                                AAA           500M         486,875

                               Plymouth-Canton MI Comm Sch Dist Ser C 6 1/2% 5/1/2016              AA         1,000M       1,083,750

                               Saline MI Area Sch FGIC+ 5 1/2% 5/1/2015                           AAA           750M         768,750

                               South Redford MI Sch FGIC+ 5 1/2% 5/1/2022                         AAA           500M         508,125

                               Wayne County MI MBIA+ 5 1/4% 6/1/2016                              AAA           500M         503,125

                               Total                                                                                       7,121,114
------------------------------------------------------------------------------------------------------------------------============
Education 2.32%                Michigan Higher Ed Student Loan Auth Rev AMBAC+ 5 3/4%
                                6/1/2013                                                          AAA           250M         259,375

                               Oakland Co MI Economic Dev Corp 5% 11/1/2017                        Aa           500M         481,875

Statement of Net Assets
MICHIGAN SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount   Market Value
===================================================================================================================================
                               Saginaw Valley St Univ MI Rev AMBAC+ 5.30% 7/1/2028                AAA        $  500M     $  491,875

                               Total                                                                                      1,233,125
-----------------------------------------------------------------------------------------------------------------------============
Health and Hospital 20.43%     Farmington Hills MI Hosp/Botsford Gen Hosp MBIA+ 6 1/2%
                                2/15/2011                                                         AAA         1,000M      1,091,250

                               Flint MI Hosp Bldg Auth Rev 5 3/8% 7/1/2020                        Baa           500M        486,875

                               Kalamazoo MI Hosp Fin Auth/Borgess Hosp RIBS 6.538%
                                6/1/2011++                                                        AAA         3,000M      3,060,000

                               Kalamazoo MI Hosp Fin Auth/Borgess Hosp Reg Lkd
                                Arcs & Levrs LINK FGIC+ 5.244% 6/1/2011++                         AAA         2,000M      2,027,500

                               Kent Hosp Fin Auth/Butterworth Health Ser A MBIA+ 5 5/8%
                                1/15/2026                                                         AAA           800M        818,000

                               Michigan St Hosp Fin Auth/Butterworth Health MBIA+ 5%
                                2/15/2022                                                         Aaa           500M        472,500

                               Michigan St Hosp Fin Auth/Holland Community AMBAC+ 5 5/8%
                                1/1/2028                                                          AAA           250M        255,625

                               Michigan St Hosp Fin Auth/St. John Health AMBAC+ 5%
                                5/15/2028                                                         AAA           500M        467,500

                               Petoskey MI Hosp Fin Auth Rev 5% 11/15/2027                        AAA           500M        470,000

                               Puerto Rico Ind Tourist Ed Med & Environmental Ctrl Facs
                                6.70% 5/1/2024                                                    BBB         1,575M      1,699,031

                               Total                                                                                     10,848,281
-----------------------------------------------------------------------------------------------------------------------============
Housing 10.35%                 Guam Hsg Corp Sing Fam Ser A AMT+++ 5 3/4% 9/1/2031                AAA         1,000M      1,048,750

                               Michigan St Hsg Dev Auth Ser A AMBAC+ AMT+++ 6.05%
                                12/1/2027                                                         AAA         1,000M      1,053,750

                               Michigan St Hsg Dev Auth Ser B 6.95% 12/1/2020                      AA           990M      1,048,163

                               Michigan St Hsg Dev Auth Ser B AMT+++ 7.05% 6/1/2026                AA           740M        770,525

                               Michigan St Hsg Dev Auth Ser D 5.95% 12/1/2016                      AA           500M        526,250

                               Michigan St Hsg Dev Auth Ser E 6.20% 12/1/2027                      AA         1,000M      1,050,000

                               Total                                                                                      5,497,438
-----------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds
 9.90%                         Michigan St Strategic Fd Ltd 5 3/8% 7/1/2028                         A           600M        579,750

                               Michigan St Strategic Fd Ltd/Waste Mgmt Inc AMT+++ 6 5/8%
                                12/1/2012                                                          AA         1,000M      1,091,250

                               Puerto Rico Ind Med & Environmental Ctrl/Upjohn 7 1/2%
                                12/1/2023                                                          AA         1,500M      1,576,425

                               Puerto Rico Ind Med & Environmental/Warner Lambert 7.60%
                                5/1/2014                                                           Aa         1,000M      1,063,600

                               Puerto Rico Tel Auth Rev RIBS MBIA+ 7.168% 1/16/2015++             AAA           900M        942,750

                               Total                                                                                      5,253,775
-----------------------------------------------------------------------------------------------------------------------============
Miscellaneous 5.12%            Michigan Muni Bd Auth AMBAC+ 6 3/4% 11/1/2014                      AAA         1,500M      1,674,375

                               Michigan Muni Bd Auth Ser B 5 5/8% 10/1/2019                        AA         1,000M      1,041,250

                               Total                                                                                      2,715,625
-----------------------------------------------------------------------------------------------------------------------============
Power 8.86%                    Michigan St Strategic Fd Ltd Detroit Edison MBIA+ 7%
                                7/15/2008                                                         AAA           500M        590,625

                               Michigan St Strategic Fd Ltd Detroit Edison AMBAC+ 7%
                                5/1/2021                                                          AAA           500M        626,875

                               Michigan St Strategic Fd Rev/Genesee Pwr Prjt AMT+++
                                7 1/2% 1/1/2021                                                  BBB*           500M        541,875

                               Puerto Rico Elec Pwr Auth MBIA+ 5 1/2% 7/1/2016                    AAA         1,500M      1,545,000

                               Puerto Rico Elec Pwr Auth 4 3/4% 7/1/2024                          BBB           500M        453,125

                               Puerto Rico Elec Pwr Auth 5% 7/1/2028                              BBB         1,000M        945,000

                               Total                                                                                      4,702,500
-----------------------------------------------------------------------------------------------------------------------============
Transportation 6.91%           Puerto Rico Commonwealth Hwy 6 5/8% 7/1/2012                         A         1,500M      1,646,250

                               Puerto Rico Commonwealth Hwy 5% 7/1/2038                             A         1,000M        937,500

                               Wayne Charter Co MI Arpt Rev MBIA+ AMT+++ 6 3/4%
                                12/1/2021                                                         AAA         1,000M      1,082,500

                               Total                                                                                      3,666,250
                               ----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 101.70% (Cost $52,450,779)                                          53,993,872
===================================================================================================================================
Other Assets, Less Liabilities (1.70)%
===================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                   (902,625)
-----------------------------------------------------------------------------------------------------------------------============

Statement of Net Assets
MICHIGAN SERIES April 30, 1998

====================================================================================================================================
Net Assets 100.00%                                                                                                       $53,091,247
====================================================================================================================================
                               Net asset value ($53,091,247 / 10,477,617 shares outstanding)                                   $5.07

* This security has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.
+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1998.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.

      See Notes to Financial Statements.

Statement of Net Assets
GEORGIA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
Prerefunded 21.84%             Albany GA Sewer Sys Rev MBIA+ 6 5/8% 7/1/2017                      AAA        $  100M      $  110,250

                               Chatham Co GA Sch Dist MBIA+ 6 3/4% 8/1/2020                       AAA         1,035M       1,166,963

                               Metropolitan Atlanta Rapid Tran Auth GA Sales Tax
                                Ser O 6.55% 7/1/2020                                              AAA         1,000M       1,083,750

                               Puerto Rico Elec Pwr Auth RIBS FSA+ 8.687% 7/1/2018++              AAA         1,000M       1,235,000

                               Total                                                                                       3,595,963
------------------------------------------------------------------------------------------------------------------------============
General Obligation State
 8.54%                         Georgia St Ser C 6 1/4% 8/1/2013                                   Aaa           350M         395,938

                               Puerto Rico Commomwealth Zero Coupon 7/1/2017                        A           800M         295,000

                               Puerto Rico Commonwealth RIBS FSA+ 7.892% 7/1/2020++               AAA           250M         275,625

                               Puerto Rico Commonwealth 4 1/2% 7/1/2023                             A           500M         440,000

                               Total                                                                                       1,406,563
------------------------------------------------------------------------------------------------------------------------============
General Obligation Local
 13.13%                        Atlanta GA 6 1/8% 12/1/2023                                         AA           750M         815,625

                               Atlanta GA Ser A 6.10% 12/1/2019                                    AA           500M         541,875

                               De Kalb Co GA 6% 1/1/2020                                           AA           250M         265,000

                               Fayette Co GA Sch Dist 6 1/8% 3/1/2015                              Aa           500M         540,000

                               Total                                                                                       2,162,500
------------------------------------------------------------------------------------------------------------------------============
Health and Hospital 3.26%      Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs
                                Southeast GA MBIA+ 6% 8/1/2016                                    AAA           500M         537,500
------------------------------------------------------------------------------------------------------------------------============
Housing 9.22%                  De Kalb Co Hsg Auth FSA+ AMT+++ 7.15% 1/1/2025                     AAA           500M         553,125

                               Georgia St Hsg & Fin Auth Rev A Sing Fam Mtge A Sub
                                Ser A-2 AMT+++ 6.45% 12/1/2027                                     AA           210M         226,537

                               Georgia St Hsg & Fin Auth Rev Ser A Sub Ser A-2 AMT+++
                                6.40% 12/1/2015                                                    AA           200M         214,500

                               Guam Hsg Corp Sing Fam Ser A AMT+++ 5 3/4% 9/1/2031                AAA           500M         524,375

                               Total                                                                                       1,518,537
------------------------------------------------------------------------------------------------------------------------============
Industrial Revenue Bonds
 10.86%                        Brunswick & Glynn Co GA Dev Auth Rev AMT+++ 5.55%
                                3/1/2026                                                          Baa         1,000M       1,000,000

                               Puerto Rico Ind Med & Environmental Ctrl/Upjohn
                                7 1/2% 12/1/2023                                                   AA           750M         788,212

                               Total                                                                                       1,788,212
------------------------------------------------------------------------------------------------------------------------============
Miscellaneous 12.18%           Cartersville GA Dev Auth Rev AMT+++ 6 1/8% 5/1/2027                  A         1,000M       1,073,750

                               Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev MBIA+
                                5 5/8% 10/1/2026                                                  AAA           600M         651,750

                               Savannah GA Economic Dev Auth Rev Zero Coupon 12/1/2021            AAA         1,000M         281,250

                               Total                                                                                       2,006,750
------------------------------------------------------------------------------------------------------------------------============
Pollution Control Revenue
 0.32%                         Burke Co GA Dev Auth Poll Ctrl Rev MBIA+ 6.60% 7/1/2024            AAA            50M          52,125
------------------------------------------------------------------------------------------------------------------------============
Power 0.32%                    Puerto Rico Elec Pwr Auth Ser D 7 1/8% 7/1/2014                    Baa            50M          52,438
------------------------------------------------------------------------------------------------------------------------============
Solid Waste 0.67%              Cobb Co GA Solid Waste Mgmt Auth AMT+++ 6.40% 1/1/2015             Aaa           100M         110,625
                               -----------------------------------------------------------------------------------------============

Statement of Net Assets
GEORGIA SERIES April 30, 1998

                                                                                          Rating: S&P      Principal
                               Investments                                                 or Moody's         Amount    Market Value
====================================================================================================================================
Transportation 14.11%          Metropolitan Atlanta Rapid Trans Auth GA Sales Tax
                                Rev Ser P AMBAC+ 6 1/4% 7/1/2020                                  AAA        $1,125M     $ 1,289,531

                               Puerto Rico Commonwealth Hwy & Trans Auth Hwy Rev Ser Y
                                5 1/2% 7/1/2036                                                     A         1,000M       1,033,750

                               Total                                                                                       2,323,281
                               -----------------------------------------------------------------------------------------============
                               Total Municipal Bonds 94.45% (Cost $15,000,705)                                            15,554,494
====================================================================================================================================
Other Assets, Less Liabilities 5.55%
====================================================================================================================================
Other Assets

Short-Term Securities          Puerto Rico Commonwealth 4 1/2% 7/30/1998 (Cost $507,600)          AAA           500M         500,795
------------------------------------------------------------------------------------------------------------------------============
Cash                                                                                                                           7,889
------------------------------------------------------------------------------------------------------------------------============
Receivable for:                Securities sold                                                                             1,346,400

                               Capital stock sold                                                                            407,678

                               Interest                                                                                      316,955

                               Total Other Assets                                                                          2,579,717
------------------------------------------------------------------------------------------------------------------------============
Payable for:                   Securities purchased                                                                        1,568,357

                               Capital stock reacquired                                                                       36,467

                               Distributions                                                                                  48,892

                               Other                                                                                          12,227
                               -----------------------------------------------------------------------------------------============
                               Total Other Assets, Less Liabilities                                                          913,774
====================================================================================================================================
Net Assets 100.00%                                                                                                       $16,468,268
====================================================================================================================================
                               Net asset value ($16,468,268 / 3,109,767 shares outstanding)                                    $5.30

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency.
++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at April 30, 1998.
+++   Income from these investments may be subject to the Alternative Minimum
      Tax.

      See Notes to Financial Statements.

Statements of Operations

                                                                                                    Six Months Ended April 30, 1998
                                                                               ----------------------------------------------------
                                                                                   Florida  Pennsylvania     Michigan       Georgia
Investment Income                                                                   Series        Series       Series        Series
===================================================================================================================================
Income      Interest                                                           $ 4,080,146   $ 2,848,709  $ 1,515,406    $  413,096
            -----------------------------------------------------------------------------------------------------------------------
Expenses    Management fee                                                         358,597       242,453      132,447        38,712
            Management fee waived                                                       --            --           --       (38,712)
            12b-1 distribution plan-Class A                                        173,451            --           --            --
            12b-1 distribution plan-Class C                                         35,088         5,300           --            --
            Shareholder servicing                                                   43,342        33,158       26,060         6,584
            Registration                                                             1,500         1,200          750           600
            Reports to shareholders                                                 11,916         7,644        4,224         1,080
            Audit and tax                                                           18,348        13,272       11,178         5,478
            Legal                                                                    3,000         1,560          900           300
            Directors' fees                                                          2,738         2,154          982           194
            Organization                                                                --            --          330           396
            Other                                                                    7,950         1,126        6,648         5,130
            Total expenses                                                         655,930       307,867      183,519        19,762
            -----------------------------------------------------------------------------------------------------------------------
            Net investment income                                                3,424,216     2,540,842    1,331,887       393,334
            -----------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
===================================================================================================================================
Realized gain (loss) from investment transactions
            Proceeds from sales                                                100,343,615    34,251,878   20,749,108    11,501,125
            Cost of securities sold                                             99,795,473    34,261,938   20,620,543    11,401,611
            Net realized gain (loss)                                               548,142       (10,060)     128,565        99,514
            -----------------------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) of investments                             (375,258)      431,830      (86,052)       31,308
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                    172,884       421,770       42,513       130,822
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                           $ 3,597,100   $ 2,962,612  $ 1,374,400    $  524,156
===================================================================================================================================

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                     Six Months Ended April 30, 1998
                                      --------------------------------------------------------------
Increase (Decrease)                            Florida    Pennsylvania       Michigan        Georgia
in Net Assets                                   Series          Series         Series         Series
====================================================================================================
Operations

Net investment income                      $ 3,424,216     $ 2,540,842    $ 1,331,887     $  393,334
Net realized gain (loss)
from investment transactions                   548,142         (10,060)       128,565         99,514
Net unrealized appreciation
(depreciation) of investments                 (375,258)        431,830        (86,052)        31,308
Net increase in net assets
resulting from operations                    3,597,100       2,962,612      1,374,400        524,156
----------------------------------------------------------------------------------------------------
Distributions to
shareholders from

Net investment income                       (3,434,818)     (2,529,919)    (1,336,736)      (388,197)
Net realized gain from
investment transactions                             --              --             --       (204,624)
Total distributions                         (3,434,818)     (2,529,919)    (1,336,736)      (592,821)
----------------------------------------------------------------------------------------------------
Share transactions

Net proceeds from sales of shares            4,244,324      10,110,172      3,218,386      3,403,377
Net asset value of shares issued to
shareholders in reinvestment of net
investment income and realized
gain from investment transactions            1,381,474       1,153,939        701,887        357,394
Total                                        5,625,798      11,264,111      3,920,273      3,760,771
----------------------------------------------------------------------------------------------------
Cost of shares reacquired                  (14,665,715)     (7,699,444)    (3,496,500)    (1,121,105)
----------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
derived from share transactions             (9,039,917)      3,564,667        423,773      2,639,666
----------------------------------------------------------------------------------------------------
Total increase (decrease)
in net assets                               (8,877,635)      3,997,360        461,437      2,571,001
----------------------------------------------------------------------------------------------------
Net Assets

Beginning of period                        144,748,058      94,237,147     52,629,810     13,897,267
End of period+                            $135,870,423     $98,234,507    $53,091,247    $16,468,268
====================================================================================================

                                                                        Year Ended October 31, 1997
                                      --------------------------------------------------------------
Increase (Decrease)                             Florida   Pennsylvania       Michigan       Georgia
     in Net Assets                               Series         Series         Series        Series
===================================================================================================
Operations

Net investment income                       $ 7,592,428    $ 5,086,917    $ 2,779,370     $ 625,667
Net realized gain (loss)
from investment transactions                  1,146,444        981,723        245,609       188,948
Net unrealized appreciation
(depreciation) of investments                 1,603,515      1,379,031      1,092,550       285,372
Net increase in net assets
resulting from operations                    10,342,387      7,447,671      4,117,529     1,099,987
---------------------------------------------------------------------------------------------------
Distributions to
shareholders from

Net investment income                        (7,925,102)    (5,109,328)    (2,760,672)     (647,441)
Net realized gain from
investment transactions                              --             --             --       (20,485)
Total distributions                          (7,925,102)    (5,109,328)    (2,760,672)     (667,926)
---------------------------------------------------------------------------------------------------
Share transactions

Net proceeds from sales of shares             9,015,704      9,506,178      4,143,719     4,086,242
Net asset value of shares issued to
shareholders in reinvestment of net
investment income and realized
gain from investment transactions             3,171,449      2,363,497      1,432,311       345,337
Total                                        12,187,153     11,869,675      5,576,030     4,431,579
---------------------------------------------------------------------------------------------------
Cost of shares reacquired                   (31,926,100)   (12,575,562)    (7,278,245)   (1,654,042)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
derived from share transactions             (19,738,947)      (705,887)    (1,702,215)    2,777,537
----------------------------------------------------------------------------------------------------
Total increase (decrease)
in net assets                               (17,321,662)     1,632,456       (345,358)    3,209,598
---------------------------------------------------------------------------------------------------
Net Assets

Beginning of period                         162,069,720     92,604,691     52,975,168    10,687,669
End of period+                            $$144,748,058   $ 94,237,147    $52,629,810   $13,897,267
===================================================================================================

+ Including (overdistributed) net investment income of $(458,958), $(48,619), $(408) and, $(31,442), respectively, as of April 30, 1998 and undistributed (overdistributed) net investment income of $(448,358), $(59,544), $4,442 and, $(36,578), respectively, as of October 31, 1997.

      See Notes to Financial Statements.

Financial Highlights
FLORIDA SERIES

                                                                                  Class A Shares                      Class C Shares
                                                   ---------------------------------------------  ----------------------------------
                                   Six Months                                                     Six Months     Year
                                        Ended                                                          Ended    Ended
                                    April 30,                            Year Ended October 31,    April 30,    10/31,    7/15/96(b)
Per Share Operating Performance:         1998      1997      1996    1995       1994       1993         1998      1997   to 10/31/96
================================================================================================  ==================================
Net asset value, beginning of period    $4.87     $4.79     $4.85    $4.49      $5.28     $4.75        $4.87     $4.79    $4.70
------------------------------------------------------------------------------------------------  ----------------------------------
Income from investment operations

      Net investment income               .119      .240      .248     .271     .291        .297         .101      .202     .064

      Net realized and unrealized
       gain (loss) on investments         .001      .092     (.056)    .352    (.695)       .549         .011      .093     .093

      Total from investment operations    .120      .332      .192     .623    (.404)       .846         .112      .295     .157
      ------------------------------------------------------------------------------------------  ----------------------------------
      Distributions

      Dividends from net investment
       income                            (.120)    (.252)    (.252)   (.263)   (.2835)     (.301)       (.102)    (.215)   (.067)

      Distributions from net realized
       gain                                 --        --        --       --    (.1025)     (.015)          --        --       --
      ------------------------------------------------------------------------------------------  ----------------------------------
Net asset value, end of period          $4.87     $4.87     $4.79    $4.85    $4.49       $5.28        $4.88     $4.87    $4.79
------------------------------------------------------------------------------------------------  ----------------------------------
Total Return(a)                          2.67%(c)  7.12%     4.09%   14.22%   (8.03)%     18.24%        2.30%(c)  6.33%    3.35%(c)
====================================================================================================================================
Ratios to Average Net Assets:

      Expenses, including waiver          .44%(c)   .86%(c)   .80%     .74%     .32%        .38%         .79%(c)  1.57%     .44%(c)

      Expenses, excluding waiver          .44%(c)   .86%(c)   .82%     .88%     .82%        .88%         .79%(c)  1.57%     .44%(c)

      Net investment income              2.42%(c)  5.03%(c)  5.19%    5.81%      5.98%     5.71%        2.08%(c)  4.29%    1.37%(c)
      ==============================================================================================================================

                                                     Six Months
                                                         Ended
                                                      April 30,                                               Year Ended October 31,
Supplemental Data for All Classes:                         1998           1997         1996         1995          1994         1993
====================================================================================================================================
      Net assets, end of period (000)                  $135,870       $144,748     $162,070     $173,242      $174,844     $191,463

      Portfolio turnover rate                            60.55%        106.32%      167.95%      142.04%       122.36%       89.32%
      ==============================================================================================================================

(a)   Total return does not consider the effects of sales loads.
(b)   Commencement of offering Class shares.
(c)   Not annualized.

      See Notes to Financial Statements.


Financial Highlights
PENNSYLVANIA SERIES

                                                 Six Months
                                                     Ended
                                                  April 30,                                                  Year Ended October 31,
Per Share Operating Performance:                       1998          1997          1996        1995            1994            1993
===================================================================================================================================
Net asset value, beginning of period                  $5.14         $5.01         $5.01       $4.62           $5.33           $4.75
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                            .135          .276         .2772        .282            .300            .299

      Net realized and unrealized gain (loss)
       on investments                                  .020          .131        (.0011)       .395          (.6975)           .582

      Total from investment operations                 .155          .407         .2761        .677          (.3975)           .881
      -----------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income            (.135)        (.277)       (.2761)     (.2870)         (.2925)          (.301)

      Distribution from net realized gain                --            --            --          --            (.02)             --
      -----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $5.16         $5.14         $5.01       $5.01           $4.62           $5.33
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                        3.02%(b)      8.37%         5.68%      15.02%          (7.73%)         18.95%
===================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)               $98,235       $94,237       $92,605     $93,494         $81,258         $82,113
      -----------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                        .31%(b)       .61%(c)       .62%        .50%            .33%            .31%

      Expenses, excluding waiver                        .31%(b)       .65%(c)       .69%        .65%            .68%            .81%

      Net investment income                            2.60%(b)      5.47%(c)      5.55%       5.83%           5.98%           5.70%

      Portfolio turnover rate                         32.78%        70.99%        78.30%     126.11%         137.22%           7.71%
      =============================================================================================================================

(a)   Total return does not consider the effects of sales loads.
(b)   Not annualized.

      See Notes to Financial Statements.

Financial Highlights
MICHIGAN SERIES

                                               Six Months
                                                    Ended
                                                April 30,                                 Year Ended October 31,     12/1/92(b)
Per Share Operating Performance:                     1998          1997        1996        1995            1994     to 10/31/93
=================================================================================================================================
Net asset value, beginning of period                $5.06         $4.93      $4.93        $4.53           $5.23           $4.76
---------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                           .129          .267       .274         .284            .286            .266

      Net realized and unrealized gain (loss)
       on investments                                 .010          .128      (.010)        .395           (.651)           .480

      Total from investment operations                .139          .395       .264         .679           (.365)           .746
      --------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income           (.129)        (.265)     (.264)       (.279)          (.293)          (.276)

      Distribution from net realized gain             --            --         --           --             (.042)           --
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $5.07         $5.06      $4.93        $4.93           $4.53           $5.23
--------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                                      2.75%(c)      8.24%      5.53%       15.39%          (7.29)%         16.01%(c)
================================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)             $53,091       $52,630    $52,975      $54,186         $45,603         $34,957
      --------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                      .35%(c)       .60%(c)    .44%         .25%            .34%            .00%(c)

      Expenses, excluding waiver                      .35%(c)       .68%(c)    .73%         .75%            .84%            .75%(c)

      Net investment income                          2.51%(c)      5.37%(c)   5.59%        5.95%           5.69%           4.75%(c)

      Portfolio turnover rate                       38.41%        68.50%     85.26%       98.89%         137.31%          68.10%
      ==========================================================================================================================

(a)   Total return does not consider the effects of sales loads.
(b)   Commencement of operations.
(c)   Not annualized.

      See Notes to Financial Statements.


Financial Highlights
GEORGIA SERIES

                                                         Six Months
                                                              Ended
                                                          April 30,              Year Ended October 31,      12/27/94(b)
Per Share Operating Performance:                               1998               1997           1996       to 10/31/95
=======================================================================================================================
Net asset value, beginning of period                          $5.31              $5.14           $5.12          $4.76
-----------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                     .138               .275            .290           .245

      Net realized and unrealized gain on investments           .061               .187            .0397          .370

      Total from investment operations                          .199               .462            .3297          .615
      -----------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                     (.134)             (.282)          (.2872)        (.255)

      Distributions from net realized gain                     (.075)             (.01)           (.0225)           --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $5.30              $5.31           $5.14          $5.12
-----------------------------------------------------------------------------------------------------------------------
Total Return(a)                                                3.59%(c)           9.27%           6.69%         13.15%(c)
=======================================================================================================================
Ratios/Supplemental Data:

      Net assets, end of period (000)                       $16,468            $13,897         $10,688         $5,203
      -----------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                                .13%(c)            .38%            .03%           .00%(c)

      Expenses, excluding waiver                                .38%(c)            .88%            .83%          1.08%(c)

      Net investment income                                    2.54%(c)           5.23%           5.55%          5.44%(c)

      Portfolio turnover rate                                 74.84%             90.40%          72.53%        142.69%
      =================================================================================================================

(a)   Total return does not consider the effects of sales loads.
(b)   Commencement of operations.
(c)   Not annualized.

      See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on September 11, 1991. The Trust consists of four separate portfolios ("Series"). Each Series is non-diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Trust:

(a) Market value is determined as follows: Securities are valued at prices furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Trustees. (b) It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment income and net realized gains. Therefore, there is no provision for federal income taxes. (c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. (d) Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from investment transactions, if any, reduced by capital loss carryforwards are distributed annually. (e) Organization expenses are amortized evenly over a period of five years.

2. Management Fee and Other Transactions with Affiliates

The Trust has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Trust's investment portfolios. The management fee is based on average daily net assets for each month at the annual rate of 0.50%. Lord Abbett may waive its management fees and reimburse the Trust for certain of its other expenses. Any such other expenses reimbursed are subject to repayment by each Series, pursuant to a formula based on the asset size and expense ratio of each Series. Each Series shall not be obligated to repay Lord Abbett after five full fiscal years after the commencement of operations or the termination of the management agreement, whichever is earlier. As of April 30, 1998, other expenses reimbursed by Lord Abbett and not repaid by the Georgia Series amounted to $40,765.

Each Series of the Trust has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Series makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Series pay Distributor (1) an annual service fee of 0.15% of the average daily net asset value of shares sold prior to June 1, 1990 and 0.25% of the average daily net asset value of shares sold on or after that date, (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) a supplemental annual distribution fee of 0.10% of the average daily net assets of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Michigan and Georgia Series will not become operative until the first day of the calendar quarter subsequent to the Series' net assets reaching $100 million. Pursuant to the Class C Plan of the Florida Series, the Series pays Distributor (1) a service fee and a distribution fee, at the time such shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares sold and (2) at each quarter-end after the first anniversary of the sale of such shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average annual net asset value of such shares outstanding.

Lord Abbett received the following commissions on sales of shares of the Trust after concessions were paid to authorized distributors:

                               Lord Abbett     Dealers'
Series                         Commissions  Concessions
-------------------------------------------------------
Florida-Class A                    $11,487      $79,109
-------------------------------------------------------
Pennsylvania                        14,897      176,168
-------------------------------------------------------
Michigan                            10,637       87,851
-------------------------------------------------------
Georgia                             16,087       99,174
-------------------------------------------------------

Certain of the Trust's officers and trustees have an interest in Lord Abbett.

3. Distributions

As of April 30, 1998, accumulated net realized gain (loss) for financial report-ing purposes, which is substantially the same as for federal income tax purposes, aggregated $(9,664,337) for the Florida Series, $(867,514) for the Pennsylvania Series, $(1,124,752) for the Michigan Series and $69,805 for the Georgia Series. The capital loss carryforwards expire in 2003 and 2004. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

Dividends declared by class for the Florida Series were as follows:

Class A                                                 $3,280,895
------------------------------------------------------------------
Class C                                                 $  153,923
------------------------------------------------------------------

4. Capital

Transactions in shares of beneficial interest for the Florida Series (both shares and dollar amount) were as follows:

                        Six Months Ended 4/30/98          Year Ended 10/31/97
                        ------------------------     ---------------------------
Class A                   Shares          Amount         Shares          Amount
------------------------------------------------     ---------------------------
Sales of shares          746,460     $ 3,685,043      1,626,001      $7,812,607

Shares issued to
shareholders in
reinvestment of net
investment income        270,808       1,325,243        632,367       3,034,401

Total                  1,017,268       5,010,286      2,258,368      10,847,008
------------------------------------------------     ---------------------------
Shares reacquired     (2,744,409)    (13,507,724)    (6,029,983)    (28,889,005)

Decrease in shares    (1,727,141)    $(8,497,438)    (3,771,615)   $(18,041,997)
--------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                        Six Months Ended
                                                                                          April 30, 1998        Year Ended 10/31/97
                                                                                  ----------------------     ----------------------
Class C                                                                            Shares        Amount        Shares        Amount
--------------------------------------------------------------------------------------------------------     ----------------------
Sales of shares                                                                   113,153      $559,281       250,976    $1,203,097

Shares issued to shareholders in reinvestment of net investment income             11,444        56,232        28,569       137,048

Total                                                                             124,597       615,513       279,545     1,340,145
--------------------------------------------------------------------------------------------------------     ----------------------
Shares reacquired                                                                (235,310)   (1,157,992)     (632,179)   (3,037,095)
--------------------------------------------------------------------------------------------------------     ----------------------
Decrease in shares                                                               (110,713)    $(542,479)     (352,634)  $(1,696,950)
-----------------------------------------------------------------------------------------------------------------------------------

Transactions in shares of beneficial interest for the single class Series were as follows:

                                                                   Six Months Ended 4/30/98                     Year Ended 10/31/97
                                                    ---------------------------------------  ---------------------------------------
                                                    Pennsylvania      Michigan      Georgia  Pennsylvania     Michigan      Georgia
                                                          Series        Series       Series        Series       Series       Series
-------------------------------------------------------------------------------------------  ---------------------------------------
Sales of shares                                        1,941,937       630,648      637,362     1,886,645      830,953      788,606

Shares issued to shareholders in reinvestment
of net investment income and realized gain
from investment transactions                             222,895       137,696       67,085       469,179      288,012       66,640

Total                                                  2,164,832       768,344      704,447     2,355,824    1,118,965      855,246
-------------------------------------------------------------------------------------------  ---------------------------------------
Shares reacquired                                     (1,479,553)     (685,855)    (210,144)   (2,498,345)  (1,465,934)    (318,591)
-------------------------------------------------------------------------------------------  ---------------------------------------
Increase (decrease) in shares                            685,279        82,489      494,303      (142,521)    (346,969)     536,655
------------------------------------------------------------------------------------------------------------------------------------

As of April 30, 1998, paid in capital for each Series was as follows:
$139,011,309 for the Florida Series, $95,030,699 for the Pennsylvania Series, $52,673,314 for the Michigan Series and $15,882,921 for the Georgia Series.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                           Purchases                  Sales
-----------------------------------------------------------------
Florida                        $86,729,072            $95,007,405
-----------------------------------------------------------------
Pennsylvania                    36,844,500             32,040,673
-----------------------------------------------------------------
Michigan                        22,787,354             20,246,078
-----------------------------------------------------------------
Georgia                         12,872,418             10,999,700
-----------------------------------------------------------------

As of April 30, 1998, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                        Net Unrealized   Unrealized     Unrealized
Series                     Appreciation Appreciation  Depreciation
------------------------------------------------------------------
Florida                      $6,982,409   $7,317,214      $334,805
------------------------------------------------------------------
Pennsylvania                  4,119,941    4,932,246       812,305
------------------------------------------------------------------
Michigan                      1,543,093    2,098,336       555,243
------------------------------------------------------------------
Georgia                         546,984      603,333        56,349
------------------------------------------------------------------

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

6. Trustees' Remuneration

The Trustees of the Trust associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Trustee fees payable at April 30, 1998 were $29,466.

Copyright (C) 1998 by Lord Abbett Tax Free Income Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax Free Income Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass. All rights reserved. Printed in the U.S.A.

[LOGO] LORD, ABBETT & CO.
       Investment Management
A Tradition of Performance Through Disciplined Investing

LORD ABBETT DISTRIBUTOR LLC
------------------------------------------------------------
The GM Building o 767 Fifth Avenue o New York, NY 10153-0203

                                                                    LATFIT-3-498
                                                                          (6/98)